INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Gain(Loss) for the year before income tax	$ (257,913)	$ (48,023)	$ (301,000)
Expected income tax recovery based on statutory rate	(54,000)	(10,000)	(63,000)
Adjustment to expected income tax benefit:
Permanent differences	(1,575)	0	(0)
Change in tax rate	0	0	0
Change in benefit of tax assets not recognized	55,575	10,000	63,000
Income tax reconciliation amount	$ (0)	$ 0	$ 0